DEPOSITS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DEPOSITS FROM CUSTOMERS

18)	DEPOSITS FROM CUSTOMERS

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

a)	Composition by nature

	R$ thousands
	On December 31, 2023	On December 31, 2022
Demand deposits	49,634,288	56,882,411
Savings deposits	131,003,553	134,624,479
Time deposits	441,296,839	399,175,316
Total	621,934,680	590,682,206